Troutman Pepper Locke LLP 3000 Two Logan Square, Eighteenth and Arch Streets Philadelphia, PA 19103 troutman.com

John P. Falco

john.falco@troutman.com

Via EDGAR

May 9, 2025

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	FundVantage Trust (the “Trust”) Registration Statement on Form N-14 1933 Act File No. 333-286270

Ladies and Gentlemen:

On behalf of FundVantage Trust (the “Trust”), enclosed for filing is a copy of Pre-Effective Amendment No. 1 (the “Amendment”) to the Trust’s Registration Statement on Form N-14 (the “Registration Statement”) with respect to the registration of shares of beneficial interest of the of the Gotham Index Plus Fund, a series of the Trust. The Amendment is being filed to make certain changes in response to oral comments provided by the Commission to the Registration Statement filed on March 31, 2025.

As has been designated on the facing sheet, the Trust agrees to amend the Registration Statement on such date or dates as may be necessary to delay its effective date until the Trust shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933, as amended (the “Securities Act”) or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said section 8(a), may determine.

As counsel to the Trust, we reviewed the Amendment and hereby represent that, in our view, the Amendment does not contain disclosures that would render it ineligible to become effective under the Securities Act.

If you have any questions regarding the Amendment, please contact the undersigned at 215.981.4659 or John M. Ford at 215.981.4009.

Very truly yours,

/s/ John P. Falco
John P. Falco

cc:	Mr. Joel Weiss, President of FundVantage Trust John M. Ford, Esq. James L. Severs, Esq.